Organization and Principal Activities - Schedule of Subsidiaries (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2025
Solowin Holdings [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation			Jul. 23, 2021
Percentage of effective ownership
Place of incorporation			Cayman Islands
Principal activities			Holding company
Solomon JFZ (Asia) Holdings Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation			Jul. 25, 2016
Percentage of effective ownership	100.00%	100.00%
Place of incorporation			Hong Kong
Principal activities			Securities and virtual assets dealings and brokerage; advising on securities; corporate consultancy services; and asset management services
Solomon Private Wealth Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation			Dec. 04, 2023
Percentage of effective ownership	100.00%	100.00%
Place of incorporation			Hong Kong
Principal activities			Wealth management and financial planning services
Solomon Global Asset Management Limited [Member]
Schedule of Subsidiaries [Line Items]
Percentage of effective ownership	100.00%	100.00%
Place of incorporation			British Virgin Islands
Principal activities			Wealth management and financial planning services
Date of incorporation			August 4, 2023 (Acquired on March 13, 2025)
AX Coin HK Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation			Apr. 25, 2025
Percentage of effective ownership	100.00%
Place of incorporation			Hong Kong
Principal activities			Stablecoin issuance
AlloyX Limited [Member]
Schedule of Subsidiaries [Line Items]
Percentage of effective ownership	100.00%
Place of incorporation			Cayman Islands
Principal activities			Holding company
Date of incorporation			October 22, 2024 (Acquired on September 3, 2025)
Master Venus Limited [Member]
Schedule of Subsidiaries [Line Items]
Percentage of effective ownership	100.00%
Place of incorporation			Samoa
Principal activities			Holding company
Date of incorporation			February 2, 2016 (Acquired on September 3, 2025)
AlloyX (Hong Kong) Limited [Member]
Schedule of Subsidiaries [Line Items]
Percentage of effective ownership	100.00%
Place of incorporation			Hong Kong
Principal activities			Digital assets-related services
Date of incorporation			December 23, 2024 (Acquired on September 3, 2025)
AlloyX Group Pte Limited [Member]
Schedule of Subsidiaries [Line Items]
Percentage of effective ownership	100.00%
Place of incorporation			Singapore
Principal activities			Dormant
Date of incorporation			January 16, 2025 (Acquired on September 3, 2025)
Bravo Valor Partners Limited [Member]
Schedule of Subsidiaries [Line Items]
Percentage of effective ownership	100.00%
Place of incorporation			United States
Principal activities			Dormant
Date of incorporation			June 4, 2021 (Acquired on September 3, 2025)
AX Coin Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation			Aug. 25, 2025
Percentage of effective ownership	64.00%
Place of incorporation			Cayman Islands
Principal activities			Holding company